Income taxes: - Statutory federal and effective income tax rate and components of deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Current period income tax expense	$ 0
Current income tax liability	$ 0
Difference between statutory federal income tax rate on income before income taxes and effective income tax rate
Statutory federal income tax rate (as a percent)	21.00%	35.00%	35.00%
Patronage exclusion (as a percent)	(20.80%)	(34.10%)	(34.70%)
AMT credit monetization (as a percent)	(0.00%)	(2.20%)	(0.00%)
Other (as a percent)	(0.20%)	(0.90%)	(0.30%)
Effective income tax rate (as a percent)	0.00%	(2.20%)	0.00%
Deferred tax assets
Net operating losses	$ 3,830,000	$ 19,668,000
Accounting for Rocky Mountain transactions	231,543,000	231,268,000
Advance payments	46,708,000
Other assets	82,655,000	75,013,000
Deferred tax assets	364,736,000	325,949,000
Less: Valuation allowance	(3,830,000)	(19,668,000)
Net deferred tax assets	360,906,000	306,281,000
Deferred tax liabilities
Depreciation	268,039,000	271,652,000
Accounting for Rocky Mountain transactions	116,226,000	114,514,000
Other liabilities	75,691,000	78,407,000
Deferred tax liabilities	459,956,000	464,573,000
Net deferred tax liabilities	99,050,000	158,292,000
Less: Patronage exclusion	(99,050,000)	(158,292,000)
Net deferred taxes	$ 0	0
Alternative Minimum Tax Credits
Difference between statutory federal income tax rate on income before income taxes and effective income tax rate
Tax benefit reflected in effective income tax rate		$ 1,117,000